Schedule of Concentration Risk (Details) - Loans Receivable [Member] - Customer Concentration Risk [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Highest Concentration Risk [Member]
Product Information [Line Items]
Borrower City	Pittsburgh, PA	Pittsburgh, PA	Pittsburgh, PA
Percent of Loan Commitments	30.00%	26.00%	29.00%
Second Highest Concentration Risk [Member]
Product Information [Line Items]
Borrower City	Cape Coral, FL	Orlando, FL	Orlando, FL
Percent of Loan Commitments	8.00%	7.00%	12.00%
Third Highest Concentration Risk [Member]
Product Information [Line Items]
Borrower City	Orlando, FL	Spokane, WA	Cape Coral, FL
Percent of Loan Commitments	5.00%	4.00%	6.00%